Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks [Abstract]
Cash And Due From Banks

NOTE 3 - CASH AND DUE FROM BANKS

The Bank is required by regulation to maintain an average cash reserve balance based on a percentage of deposits. At December 31, 2011 and 2010, the requirements were satisfied by amounts on deposit with the Federal Reserve Bank and cash on hand.